Long-Term Debt - Components of Long-Term Debt (Detail) $ in Thousands, € in Millions	Dec. 31, 2015 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 USD ($)
Debt Instrument [Line Items]
Total principal	$ 2,015,472		$ 1,924,124
Unamortized discount and debt issuance costs	(16,263)		(17,143)
Total debt	1,999,209		1,906,981
Long-term debt	1,802,012		1,749,893
Less current portion	197,197		157,088
Total debt	1,999,209		1,906,981
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Total principal	329,222		257,661
U.S. Dollar-denominated Term Loan due through 2016 [Member]
Debt Instrument [Line Items]
Total principal	50,415
U.S. Dollar-denominated Term Loan due through 2018 [Member] | Term Loan One [Member]
Debt Instrument [Line Items]
Total principal	83,393		93,595
U.S. Dollar-denominated Term Loan due through 2018 [Member] | Term Loan Two [Member]
Debt Instrument [Line Items]
Total principal	108,333		116,667
U.S. Dollar-denominated Term Loan due through 2018 [Member] | Term Loan Three [Member]
Debt Instrument [Line Items]
Total principal	117,000		125,667
U.S. Dollar-denominated Term Loan one due through 2021 [Member] | Teekay Tangguh Joint Venture [Member]
Debt Instrument [Line Items]
Total principal	271,991		285,274
U.S. Dollar-denominated Term Loan two due through 2021 [Member]
Debt Instrument [Line Items]
Total principal	88,339		95,560
U.S. Dollar-denominated Term Loan one due through 2026 [Member] | Teekay Nakilat Corporation [Member]
Debt Instrument [Line Items]
Total principal	430,965		450,000
Norwegian Kroner denominated bonds due May 2017 [Member]
Debt Instrument [Line Items]
Total principal	79,158		93,934
Norwegian Kroner denominated bonds due September 2018 [Member]
Debt Instrument [Line Items]
Total principal	101,775		120,773
Norwegian Kroner denominated bonds due May 2020 [Member]
Debt Instrument [Line Items]
Total principal	113,083
Euro Denominated Term Loans Due Through Two Thousand Twenty Three [Member]
Debt Instrument [Line Items]
Total principal	$ 241,798	€ 222.7	$ 284,993